UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

VT Floating-Rate Income Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

VT Floating-Rate Income Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	31

Management and Organization	32

Important Notices	35

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The U.S. floating-rate loan market delivered a strong performance for the 12-month period ended December 31, 2016, with the S&P/LSTA Leveraged Loan Index,2 a broad barometer of the loan market, returning 10.16% during the period — the second-strongest year in the history of the asset class. Positive returns were driven by income and by price appreciation in most months of the period.

The first two months of the period, however, were difficult for the loan market. Volatility and price declines, which had started the previous spring, continued through February of 2016. The downturn was in part driven by technical factors, as loan supply exceeded demand. Loan mutual funds experienced net outflows as investors displayed a decreased appetite for risk.

Tumbling oil and gas prices also weighed on the loan market, even though energy loans represent a small portion of the S&P/LSTA Leveraged Loan Index. Significant redemptions from high yield bond funds, which have tended to own floating-rate loans as well, put further pressure on loan prices.

But in late February and early March of 2016, the loan market began a rally that would continue through the end of the period. Several factors drove the turnaround. Stabilizing commodity prices ended the rout in the energy sector. After months of falling prices, loan valuations appeared to become more attractive to investors. Increasing anticipation of a rate hike by the Federal Reserve Board (the Fed), culminating in its only hike of the year in December 2016, made loans an appealing asset class. Technical factors contributed as well, with growing demand surpassing supply and inflows into high yield funds adding to loan demand. In late March of 2016, mutual fund flows turned positive for the first time in the period and remained positive through period-end. Loan prices in the S&P/LSTA Leveraged Loan Index appreciated during every month from March 2016 through the end of the period, except for modest declines in June 2016 after the U.K.’s “Brexit” vote and in November 2016 after the U.S. election.

With the U.S. economy continuing its low-growth recovery during the period, stable corporate fundamentals kept the default rate fairly benign. The loan default rate, a measure of corporate health and credit risk in the overall market, was 1.58%, well below the market’s long-term average of 3.11%, according to Standard & Poor’s Leveraged Commentary & Data.

Fund Performance

For the fiscal year ended December 31, 2016, Eaton Vance VT Floating-Rate Income Fund (the Fund) Initial Class shares at net asset value (NAV) had a total return of 8.95%. By comparison, the Fund’s benchmark, the S&P/LSTA Leveraged Loan Index (the Index), returned 10.16% for the same period. The Index is unmanaged and returns do not reflect the effect of any applicable sales charges, commissions or expenses.

The Fund has historically tended to overweight higher-rated loans relative to the Index. This strategy may help the Fund experience limited credit losses over the long run, but it may detract from relative performance versus the Index in times when lower-rated loans perform well. By contrast, the strategy may aid relative returns versus the Index in times when higher-rated loans perform well.

For the 12-month period, BB-rated6 loans in the Index returned 7.32%, B-rated loans in the Index returned 10.80%, CCC-rated loans in the Index returned 29.05% and D-rated (defaulted) loans in the Index returned 27.05%. An underweight to higher-credit-risk CCC- and D-rated loans, which outperformed the overall market as represented by the Index, detracted from Fund performance versus the benchmark during the period. However, the limited weight of these segments in the Index kept the relative impact limited. At the same time, the Fund’s overweight to higher-quality loans in the B-rated range, which also outperformed the Index, contributed to relative returns versus the benchmark.

A tailwind related to issuer size contributed to Fund performance versus the Index as well. In contrast with the previous fiscal year — when more widely held and actively traded loans took the brunt of selling pressure from investors exiting the asset class — this period was one of outperformance by more liquid loans issued by the larger and more durable companies in the Index. As the Fund’s higher-quality bias led it to favor those types of issuers, positioning in larger loans was a relative contributor to Fund performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Performance2,3

Portfolio Managers Scott H. Page, CFA, Craig P. Russ and Andrew Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	8.95%	3.87%	3.75%
ADV Class at NAV	04/15/2014	05/02/2001	9.21	4.00	3.81
Institutional Class at NAV	05/02/2016	05/02/2001	9.43	4.04	3.83
S&P/LSTA Leveraged Loan Index	—	—	10.16%	5.11%	4.63%

% Total Annual Operating Expense Ratios[4]			Initial Class	ADV Class	Institutional Class
			1.18%	0.93%	0.68%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
ADV Class	$10,000	12/31/2006	$14,544	N.A.
Institutional Class	$10,000	12/31/2006	$14,573	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

3

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Fund Profile

Top 10 Issuers (% of total investments)5

Calpine Corporation	1.2%

Reynolds Group Holdings, Inc.	1.2

Virgin Media Investment Holdings Limited	1.2

Valeant Pharmaceuticals International, Inc.	1.1

TransDigm, Inc.	1.1

Albertsons, LLC	1.0

Asurion, LLC	1.0

Infor (US), Inc.	1.0

Berry Plastics Group, Inc.	0.9

Jaguar Holding Company II	0.8

Total	10.5%

Top 10 Sectors (% of total investments)5

Health Care	10.6%

Electronics/Electrical	9.6

Business Equipment and Services	8.0

Chemicals and Plastics	6.4

Lodging and Casinos	4.8

Industrial Equipment	4.7

Retailers (Except Food and Drug)	4.5

Drugs	4.0

Leisure Goods/Activities/Movies	3.3

Cable and Satellite Television	3.2

Total	59.1%

Credit Quality (% of bond and loan holdings)6

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.
[6]

Credit ratings are categorized using S&P. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment- grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by S&P.

Fund profile subject to change due to active management.

5

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)	Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,045.60	$6.12	1.19%
ADV Class	$1,000.00	$1,048.10	$4.84	0.94%
Institutional Class	$1,000.00	$1,050.10	$3.50	0.68%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.20	$6.04	1.19%
ADV Class	$1,000.00	$1,020.40	$4.77	0.94%
Institutional Class	$1,000.00	$1,021.70	$3.46	0.68%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. Expenses shown do not include insurance-related charges.

6

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments

Senior Floating-Rate Loans — 88.4%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 1.9%
BE Aerospace, Inc.
Term Loan, 3.89%, Maturing December 16, 2021	$704	$708,140
IAP Worldwide Services, Inc.
Revolving Loan, 1.38%, Maturing July 18, 2018(2)	133	130,485
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	179	143,047
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	3,134	2,971,462
TransDigm, Inc.
Term Loan, 3.96%, Maturing February 28, 2020	3,157	3,187,172
Term Loan, 3.98%, Maturing June 4, 2021	1,170	1,179,506
Term Loan, 3.77%, Maturing June 9, 2023	2,233	2,257,240
Wesco Aircraft Hardware Corp.
Term Loan, 3.27%, Maturing October 4, 2021	1,654	1,641,657

		$12,218,709

Automotive — 2.5%
CS Intermediate Holdco 2, LLC
Term Loan, 3.75%, Maturing October 26, 2023	$1,668	$1,689,409
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	608	608,572
FCA US, LLC
Term Loan, 3.50%, Maturing May 24, 2017	1,597	1,603,045
Term Loan, 3.27%, Maturing December 31, 2018	1,058	1,062,379
Federal-Mogul Holdings Corporation
Term Loan, 4.00%, Maturing April 15, 2018	1,000	998,000
Term Loan, 4.75%, Maturing April 15, 2021	2,566	2,545,089
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019	1,325	1,340,072
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021	503	511,945
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021	1,477	1,483,176
Sage Automotive Holdings, Inc.
Term Loan, 6.00%, Maturing October 27, 2022	500	497,500
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	741	751,735
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	2,152	2,159,695
Visteon Corporation
Term Loan, 3.93%, Maturing April 9, 2021	379	382,326

		$15,632,943

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020	$510	$415,905
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021(3)	1,000	600,000

		$1,015,905

Brokerage / Securities Dealers / Investment Houses — 0.4%
Aretec Group, Inc.
Term Loan, 8.00%, Maturing November 23, 2020	$552	$552,895
Term Loan - Second Lien, 6.50%, (2.00% Cash, 4.50% PIK), Maturing May 23, 2021	1,545	1,359,389
Salient Partners L.P.
Term Loan, 9.50%, Maturing May 19, 2021	469	448,629

		$2,360,913

Building and Development — 2.5%
American Builders & Contractors Supply Co.
Term Loan, 3.52%, Maturing October 31, 2023	$1,750	$1,769,532
Auction.com, LLC
Term Loan, 6.00%, Maturing May 12, 2019	639	643,415
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	1,377	1,392,258
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	3,319	3,335,678
Henry Company, LLC
Term Loan, 5.50%, Maturing October 5, 2023	225	227,812
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	1,505	1,517,477
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing November 15, 2023	1,800	1,820,250
RE/MAX International, Inc.
Term Loan, 3.71%, Maturing December 9, 2023	1,958	1,963,378
Realogy Corporation
Term Loan, 3.77%, Maturing July 20, 2022	2,153	2,189,100
Summit Materials Companies I, LLC
Term Loan, 4.00%, Maturing July 17, 2022	369	372,665
WireCo WorldGroup, Inc.
Term Loan, 6.50%, Maturing September 30, 2023	374	377,180

		$15,608,745

Business Equipment and Services — 7.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	$2,102	$2,053,785

7	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
AlixPartners, LLP
Term Loan, 4.00%, Maturing July 28, 2022	$1,368	$1,379,648
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	1,476	1,461,139
Aptean, Inc.
Term Loan, Maturing December 24, 2022(4)	1,575	1,594,688
Camelot UK Holdco Limited
Term Loan, 4.75%, Maturing October 3, 2023	798	808,773
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	2,171	2,176,739
Corporate Capital Trust, Inc.
Term Loan, 4.25%, Maturing May 20, 2019	608	608,177
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	172	175,176
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	1,249	937,085
Education Management, LLC
Term Loan, 5.50%, Maturing July 2, 2020	196	48,089
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020	367	17,124
EIG Investors Corp.
Term Loan, 6.48%, Maturing November 9, 2019	2,595	2,591,702
Term Loan, 6.00%, Maturing February 9, 2023	1,980	1,969,899
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	3,608	3,619,987
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020	790	794,393
First Data Corporation
Term Loan, 3.76%, Maturing July 10, 2022	1,493	1,511,011
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020	69	69,359
Term Loan, 4.00%, Maturing November 6, 2020	2,590	2,597,121
Global Payments, Inc.
Term Loan, 3.27%, Maturing April 22, 2023	233	235,407
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021	1,192	1,201,741
Information Resources, Inc.
Term Loan, 5.56%, Maturing September 30, 2020	1,247	1,248,179
ION Trading Finance Limited
Term Loan, 4.25%, Maturing August 11, 2023	2,081	2,091,100
J.D. Power and Associates
Term Loan, 5.25%, Maturing September 7, 2023	474	478,551
KAR Auction Services, Inc.
Term Loan, 4.19%, Maturing March 11, 2021	1,318	1,328,442

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)
Kronos Incorporated
Term Loan, 5.00%, Maturing November 1, 2023	$4,075	$4,117,788
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019	298	278,309
Monitronics International, Inc.
Term Loan, 6.50%, Maturing September 30, 2022	1,267	1,281,452
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020	830	831,192
Prime Security Services Borrower, LLC
Term Loan, 4.25%, Maturing May 2, 2022	748	760,516
ServiceMaster Company
Term Loan, 3.27%, Maturing November 3, 2023	3,600	3,610,800
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019	1,839	1,836,986
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.00%, Maturing September 2, 2021	839	847,435
Vantiv, LLC
Term Loan, 3.25%, Maturing October 14, 2023	328	330,863
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022	590	591,384

		$45,484,040

Cable and Satellite Television — 2.9%
Altice US Finance I Corporation
Term Loan, 3.88%, Maturing January 15, 2025	$825	$835,828
Block Communications, Inc.
Term Loan, 4.25%, Maturing November 7, 2021	1,885	1,911,152
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing January 24, 2023	1,265	1,273,434
CSC Holdings, LLC
Term Loan, 3.88%, Maturing October 11, 2024	1,628	1,648,389
Global Eagle Entertainment, Inc.
Term Loan, Maturing December 22, 2022(4)	850	839,375
MCC Iowa, LLC
Term Loan, 3.75%, Maturing June 30, 2021	561	566,319
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021	318	320,070
Numericable U.S., LLC
Term Loan, 5.14%, Maturing January 15, 2024	547	553,406
Telenet International Finance S.a.r.l.
Term Loan, 3.70%, Maturing January 31, 2025	1,350	1,360,969
UPC Financing Partnership
Term Loan, 4.08%, Maturing August 31, 2024	2,175	2,199,741

8	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)
Virgin Media Investment Holdings Limited
Term Loan, 3.49%, Maturing January 31, 2025	$6,725	$6,764,227

		$18,272,910

Chemicals and Plastics — 5.4%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	$871	$871,803
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022	206	205,972
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.50%, Maturing February 1, 2023	1,948	1,972,394
Berry Plastics Group, Inc.
Term Loan, 3.50%, Maturing February 8, 2020	3,061	3,087,195
Term Loan, 3.50%, Maturing January 6, 2021	1,989	2,004,777
Term Loan, 3.75%, Maturing October 1, 2022	621	627,793
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021	361	363,271
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021	250	252,100
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021	1,510	1,514,301
GCP Applied Technologies, Inc.
Term Loan, 4.25%, Maturing February 3, 2022	347	351,283
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021	806	816,872
Huntsman International, LLC
Term Loan, 3.53%, Maturing October 1, 2021	574	575,713
Term Loan, 3.91%, Maturing April 1, 2023	1,322	1,333,252
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018	4,070	4,086,022
Term Loan, 4.25%, Maturing March 31, 2022	442	446,942
Kraton Polymers, LLC
Term Loan, 6.00%, Maturing January 6, 2022	2,375	2,400,234
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020	195	196,931
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020	204	206,521
Term Loan, 5.00%, Maturing June 7, 2023	2,815	2,853,386
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021	1,186	1,202,350
Orion Engineered Carbons GmbH
Term Loan, 4.00%, Maturing July 25, 2021	357	359,399
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020	340	331,755

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)
PolyOne Corporation
Term Loan, 3.50%, Maturing November 11, 2022	$322	$325,908
PQ Corporation
Term Loan, 5.25%, Maturing November 4, 2022	796	804,747
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021	220	220,745
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020	45	45,269
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020	255	256,525
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020	585	585,163
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021	1,379	1,395,893
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020	1,975	1,983,009
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022	2,000	2,016,293
Versum Materials, Inc.
Term Loan, 3.50%, Maturing September 29, 2023	424	427,700
Zep, Inc.
Term Loan, 5.00%, Maturing June 26, 2022	222	223,564

		$34,345,082

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022	$1,440	$1,406,468

		$1,406,468

Conglomerates — 0.4%
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017	$1,533	$1,426,119
Spectrum Brands, Inc.
Term Loan, 3.33%, Maturing June 23, 2022	968	980,752

		$2,406,871

Containers and Glass Products — 1.8%
Flex Acquisition Company, Inc.
Term Loan, Maturing December 13, 2023(4)	$2,375	$2,400,978
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021	256	257,808
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020	1,589	1,588,658

9	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products (continued)
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 5, 2023	$4,570	$4,625,368
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.00%, Maturing March 13, 2022	2,277	2,293,286

		$11,166,098

Cosmetics / Toiletries — 0.5%
Coty, Inc.
Term Loan, 3.09%, Maturing October 27, 2022	$546	$552,023
Galleria Co.
Term Loan, 3.75%, Maturing January 26, 2023	1,100	1,106,866
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022	963	973,644
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021	534	539,189

		$3,171,722

Drugs — 3.7%
Albany Molecular Research, Inc.
Term Loan, 6.01%, Maturing July 16, 2021	$1,859	$1,884,208
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 25, 2021	192	193,660
AMAG Pharmaceuticals, Inc.
Term Loan, 4.75%, Maturing August 13, 2021	633	633,604
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	2,586	2,589,477
Arbor Pharmaceuticals, Inc.
Term Loan, 6.00%, Maturing July 5, 2023	1,068	1,076,293
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021	1,268	1,277,667
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.81%, Maturing September 26, 2022	1,827	1,836,614
Horizon Pharma, Inc.
Term Loan, 5.00%, Maturing May 7, 2021	148	148,680
Term Loan, 5.50%, Maturing May 7, 2021	475	478,563
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	4,952	5,007,317
Mallinckrodt International Finance S.A.
Term Loan, 3.75%, Maturing March 19, 2021	855	858,978
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.52%, Maturing October 20, 2018	953	951,887
Term Loan, 5.25%, Maturing December 11, 2019	1,827	1,827,422
Term Loan, 5.25%, Maturing August 5, 2020	2,154	2,151,697
Term Loan, 5.50%, Maturing April 1, 2022	2,264	2,268,757

		$23,184,824

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Ecological Services and Equipment — 0.4%
Advanced Disposal Services, Inc.
Term Loan, 3.50%, Maturing November 10, 2023	$1,455	$1,470,494
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020	607	614,370
GFL Environmental, Inc.
Term Loan, 3.75%, Maturing September 29, 2023	574	575,355

		$2,660,219

Electronics / Electrical — 8.6%
Answers Corporation
Term Loan, 0.00%, Maturing October 3, 2021(5)	$788	$405,820
Avago Technologies Cayman Ltd.
Term Loan, 3.70%, Maturing February 1, 2023	4,514	4,583,559
Avast Software B.V.
Term Loan, 5.00%, Maturing September 30, 2022	1,284	1,302,364
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021	452	440,240
CommScope, Inc.
Term Loan, 3.33%, Maturing January 14, 2018	154	155,315
Term Loan, 3.27%, Maturing December 29, 2022	568	573,668
Cypress Semiconductor Corporation
Term Loan, 6.50%, Maturing July 5, 2021	716	728,765
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	1,526	1,533,226
Entegris, Inc.
Term Loan, 2.75%, Maturing April 30, 2021	165	167,010
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020	503	495,012
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020	1,318	1,318,093
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021	3,162	3,191,979
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022	2,403	2,419,968
Infoblox, Inc.
Term Loan, 6.00%, Maturing November 1, 2023	600	596,813
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020	232	232,089
Term Loan, 3.75%, Maturing June 3, 2020	5,820	5,831,834
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	2,226	2,218,738
Lattice Semiconductor Corporation
Term Loan, 5.51%, Maturing March 10, 2021	367	366,207

10	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.63%, Maturing May 7, 2021	$516	$521,658
MA FinanceCo., LLC
Term Loan, 4.52%, Maturing November 20, 2019	680	688,378
Term Loan, 4.52%, Maturing November 19, 2021	1,485	1,503,324
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	1,710	1,722,946
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	758	765,604
Microsemi Corporation
Term Loan, 3.75%, Maturing January 15, 2023	357	361,324
MTS Systems Corporation
Term Loan, 5.00%, Maturing July 5, 2023	873	889,723
NXP B.V.
Term Loan, 3.27%, Maturing January 11, 2020	1,185	1,191,854
Term Loan, 3.27%, Maturing December 7, 2020	598	602,278
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	462	463,598
Rocket Software, Inc.
Term Loan, 5.25%, Maturing October 14, 2023	823	832,122
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	138	136,874
SkillSoft Corporation
Term Loan, 5.84%, Maturing April 28, 2021	2,926	2,682,686
Southwire Company
Term Loan, 3.25%, Maturing February 10, 2021	241	242,656
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	1,062	1,076,915
Term Loan, 4.00%, Maturing July 8, 2022	108	109,896
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	1,234	1,246,775
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	595	588,004
Syncsort Incorporated
Term Loan, 6.25%, Maturing December 9, 2022	525	523,031
Uber Technologies
Term Loan, 5.00%, Maturing July 13, 2023	2,918	2,939,935
VeriFone, Inc.
Term Loan, 3.52%, Maturing July 8, 2021	1,950	1,945,938
Veritas US, Inc.
Term Loan, 6.63%, Maturing January 27, 2023	868	803,667
VF Holding Corp.
Term Loan, 4.25%, Maturing June 30, 2023	1,546	1,553,854
Wall Street Systems Delaware, Inc.
Term Loan, 4.75%, Maturing August 23, 2023	2,034	2,040,072

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Western Digital Corporation
Term Loan, 4.52%, Maturing April 29, 2023	$657	$666,668
Zebra Technologies Corporation
Term Loan, 3.45%, Maturing October 27, 2021	1,552	1,568,704

		$54,229,184

Financial Intermediaries — 2.8%
Americold Realty Operating Partnership L.P.
Term Loan, 5.75%, Maturing December 1, 2022	$299	$302,978
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	1,328	1,315,104
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	996	998,067
Clipper Acquisitions Corp.
Term Loan, 3.18%, Maturing February 6, 2020	264	264,082
Coinstar, LLC
Term Loan, 5.25%, Maturing September 27, 2023	299	303,240
Donnelley Financial Solutions, Inc.
Term Loan, 5.00%, Maturing September 30, 2023	300	304,500
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	1,222	1,225,053
Guggenheim Partners, LLC
Term Loan, 3.50%, Maturing July 21, 2023	1,307	1,318,282
Harbourvest Partners, LLC
Term Loan, 3.38%, Maturing February 4, 2021	946	948,441
LPL Holdings, Inc.
Term Loan, 4.25%, Maturing March 29, 2021	885	896,691
Term Loan, 4.81%, Maturing November 20, 2022	990	1,002,375
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019(3)	173	161,753
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	332	334,464
NFP Corp.
Term Loan, Maturing December 9, 2023(4)	300	303,313
NXT Capital, Inc.
Term Loan, 5.50%, Maturing November 22, 2022	1,550	1,571,312
Ocwen Financial Corporation
Term Loan, 6.00%, Maturing December 5, 2020	275	278,552
Quality Care Properties, Inc.
Term Loan, 6.25%, Maturing October 31, 2022	1,800	1,840,500
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	1,274	1,280,525
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 18, 2020	3,052	2,902,062

		$17,551,294

11	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products — 2.1%
AdvancePierre Foods, Inc.
Term Loan, 4.00%, Maturing June 2, 2023	$1,017	$1,032,518
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	830	833,964
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	1,224	1,127,120
Dole Food Company, Inc.
Term Loan, 4.61%, Maturing November 1, 2018	663	668,351
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021	491	490,738
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018	2,593	2,602,903
Term Loan, 3.75%, Maturing September 18, 2020	1,438	1,454,377
Term Loan, 4.00%, Maturing October 30, 2022	421	424,782
Keurig Green Mountain, Inc.
Term Loan, 5.29%, Maturing March 3, 2023	391	397,726
Nature’s Bounty Co. (The)
Term Loan, 5.00%, Maturing May 5, 2023	2,961	2,990,062
Oak Tea, Inc.
Term Loan, 3.25%, Maturing July 2, 2022	963	968,745

		$12,991,286

Food Service — 1.7%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021	$3,355	$3,388,117
Focus Brands, Inc.
Term Loan, 5.00%, Maturing October 3, 2023	258	262,037
Landry’s, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	1,775	1,796,744
Manitowoc Foodservice, Inc.
Term Loan, 5.75%, Maturing March 3, 2023	571	581,863
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	1,280	1,285,450
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.75%, Maturing May 14, 2020	145	145,866
Weight Watchers International, Inc.
Term Loan, 4.07%, Maturing April 2, 2020	3,176	2,654,154
Yum! Brands, Inc.
Term Loan, 3.49%, Maturing June 16, 2023	647	656,125

		$10,770,356

Food / Drug Retailers — 2.0%
Albertsons, LLC
Term Loan, 3.77%, Maturing August 22, 2021	$2,967	$3,004,616
Term Loan, 4.06%, Maturing June 22, 2023	3,498	3,553,680

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers (continued)
General Nutrition Centers, Inc.
Term Loan, 3.27%, Maturing March 4, 2019	$2,534	$2,396,429
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	250	251,523
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021	1,000	1,004,896
Supervalu, Inc.
Term Loan, 5.50%, Maturing March 21, 2019	1,913	1,929,744
Vestcom International, Inc.
Term Loan, Maturing December 13, 2023(4)	375	376,875

		$12,517,763

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.75%, Maturing October 27, 2023	$723	$726,803

		$726,803

Health Care — 9.4%
Acadia Healthcare Company, Inc.
Term Loan, 3.76%, Maturing February 11, 2022	$172	$172,572
ADMI Corp.
Term Loan, 5.25%, Maturing April 30, 2022	1,115	1,125,205
Akorn, Inc.
Term Loan, 5.25%, Maturing April 16, 2021	537	545,437
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	2,407	2,406,778
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	620	613,927
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing August 4, 2021	321	321,138
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022	2,530	2,550,853
BioClinica, Inc.
Term Loan, 5.25%, Maturing October 20, 2023	475	473,813
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	2,482	2,447,921
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	89	89,354
CHG Healthcare Services, Inc.
Term Loan, 4.75%, Maturing June 7, 2023	1,465	1,478,679
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	1,967	1,910,325
Term Loan, 4.00%, Maturing January 27, 2021	1,957	1,896,214

12	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	$1,321	$1,329,066
Convatec, Inc.
Term Loan, 3.27%, Maturing October 31, 2023	400	403,000
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 15, 2021	1,404	1,387,827
DaVita HealthCare Partners, Inc.
Term Loan, 3.52%, Maturing June 24, 2021	2,048	2,071,388
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	2,407	2,313,909
Drive DeVillbiss Healthcare
Term Loan, Maturing November 30, 2023(4)	525	481,688
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing December 1, 2023	4,275	4,315,078
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	236	238,695
Term Loan, 4.25%, Maturing August 30, 2020	781	788,770
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.75%, Maturing October 28, 2023	424	426,764
Global Healthcare Exchange, LLC
Term Loan, 5.25%, Maturing August 15, 2022	667	673,540
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	1,616	1,624,716
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, Maturing February 27, 2021	4,110	4,143,475
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	778	773,277
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	608	612,056
inVentiv Health, Inc.
Term Loan, 4.75%, Maturing November 9, 2023	1,600	1,605,750
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	2,961	2,963,500
Kinetic Concepts, Inc.
Term Loan, 5.00%, Maturing November 4, 2020	3,088	3,101,381
KUEHG Corp.
Term Loan, 5.25%, Maturing August 12, 2022	989	999,316
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing June 30, 2019	205	202,106
MPH Acquisition Holdings, LLC
Term Loan, 5.00%, Maturing June 7, 2023	2,016	2,054,946
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017	149	146,930
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	340	342,237

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)
New Millennium Holdco, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	$104	$52,551
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	1,205	1,176,282
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	1,393	1,316,851
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021	2,404	2,392,284
Press Ganey Holdings, Inc.
Term Loan, 4.25%, Maturing October 21, 2023	525	529,430
Quintiles IMS Incorporated
Term Loan, 3.50%, Maturing March 17, 2021	501	505,557
RadNet, Inc.
Term Loan, 4.75%, Maturing July 1, 2023	1,382	1,391,141
Select Medical Corporation
Term Loan, 6.00%, Maturing June 1, 2018	1,024	1,042,497
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	444	447,425
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021	1,482	1,485,487

		$59,371,136

Home Furnishings — 0.7%
Serta Simmons Bedding, LLC
Term Loan, 4.50%, Maturing November 8, 2023	$4,100	$4,141,000

		$4,141,000

Industrial Equipment — 4.3%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020	$2,727	$2,697,508
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021	290	280,114
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021	2,386	2,425,035
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	4,029	4,068,882
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020	1,689	1,697,464
Term Loan, Maturing November 21, 2020(4)	295	296,797
Gardner Denver, Inc.
Term Loan, 4.56%, Maturing July 30, 2020	3,057	3,029,787
Gates Global, LLC
Term Loan, 4.25%, Maturing July 6, 2021	2,907	2,913,369

13	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021	$2,098	$2,111,488
Milacron, LLC
Term Loan, 4.25%, Maturing September 28, 2020	759	767,364
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019	1,103	1,022,098
Rexnord, LLC
Term Loan, 3.75%, Maturing August 21, 2023	4,155	4,180,115
Signode Industrial Group US, Inc.
Term Loan, 4.00%, Maturing May 1, 2021	606	608,670
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021	191	180,620
Tank Holding Corp.
Term Loan, 5.27%, Maturing March 16, 2022	719	711,976

		$26,991,287

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.75%, Maturing August 12, 2022	$1,157	$1,163,403
Term Loan, 5.25%, Maturing August 12, 2022	348	352,603
AmWINS Group, LLC
Term Loan, 4.75%, Maturing September 6, 2019	2,266	2,288,533
AssuredPartners, Inc.
Term Loan, 5.25%, Maturing October 21, 2022	1,467	1,491,442
Asurion, LLC
Term Loan, 4.02%, Maturing July 8, 2020	342	343,803
Term Loan, 5.00%, Maturing August 4, 2022	3,311	3,350,065
Term Loan, 4.75%, Maturing November 3, 2023	1,272	1,287,710
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	1,400	1,421,000
Cunningham Lindsey U.S., Inc.
Term Loan, 5.03%, Maturing December 10, 2019	943	798,824
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	2,951	2,969,404
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	2,106	2,117,434

		$17,584,221

Leisure Goods / Activities / Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 3.40%, Maturing December 15, 2022	$1,361	$1,376,564
Term Loan, 3.51%, Maturing December 15, 2023	375	379,102
Ancestry.com Operations, Inc.
Term Loan, 5.25%, Maturing October 19, 2023	1,500	1,512,450

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing June 30, 2023	$2,950	$2,972,125
Bright Horizons Family Solutions, Inc.
Term Loan, 3.50%, Maturing November 7, 2023	375	378,594
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	770	778,195
ClubCorp Club Operations, Inc.
Term Loan, 4.00%, Maturing December 15, 2022	1,760	1,781,378
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	709	714,554
Live Nation Entertainment, Inc.
Term Loan, 3.31%, Maturing October 26, 2023	168	169,483
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	837	842,192
Match Group, Inc.
Term Loan, 4.20%, Maturing November 16, 2022	317	319,963
National CineMedia, LLC
Term Loan, 3.52%, Maturing November 26, 2019	250	251,367
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	1,805	1,835,941
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	520	525,911
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.25%, Maturing May 14, 2020	1,451	1,435,298
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	1,312	1,309,070
UFC Holdings, LLC
Term Loan, 5.00%, Maturing August 18, 2023	1,425	1,442,961
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing November 1, 2023	776	783,222

		$18,808,370

Lodging and Casinos — 3.6%
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	$3,557	$3,577,170
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	91	91,327
Term Loan, 3.76%, Maturing September 15, 2023	574	580,015
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(5)	741	820,590
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020	402	406,388
ESH Hospitality, Inc.
Term Loan, 3.77%, Maturing August 30, 2023	2,893	2,931,924

14	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)
Four Seasons Holdings, Inc.
Term Loan, 3.75%, Maturing November 30, 2023	$650	$657,990
Golden Nugget, Inc.
Term Loan, 4.50%, Maturing November 21, 2019	364	368,694
Term Loan, 4.50%, Maturing November 21, 2019	850	860,287
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020	210	211,618
Term Loan, 3.26%, Maturing October 25, 2023	2,850	2,886,271
La Quinta Intermediate Holdings, LLC
Term Loan, 3.75%, Maturing April 14, 2021	1,995	1,998,988
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.52%, Maturing April 25, 2023	1,265	1,276,707
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019	2,153	2,164,018
RHP Hotel Properties L.P.
Term Loan, 3.75%, Maturing January 15, 2021	414	418,692
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020	1,843	1,870,415
Term Loan, 6.00%, Maturing October 1, 2021	399	404,754
Tropicana Entertainment, Inc.
Term Loan, 4.00%, Maturing November 27, 2020	1,297	1,301,634

		$22,827,482

Nonferrous Metals / Minerals — 1.1%
Alpha Natural Resources, LLC
Term Loan, 11.00%, Maturing July 25, 2019	$300	$326,678
Arch Coal, Inc.
Term Loan, 10.00%, Maturing October 5, 2021	413	420,999
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022	467	470,688
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019	2,179	2,124,137
Global Brass & Copper, Inc.
Term Loan, 5.25%, Maturing July 18, 2023	549	559,255
Murray Energy Corporation
Term Loan, 8.25%, Maturing April 16, 2020	1,257	1,204,419
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(5)	249	44,381
Novelis, Inc.
Term Loan, 4.02%, Maturing June 2, 2022	1,650	1,660,629
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	296	298,176

		$7,109,362

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas — 2.3%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	$2,148	$1,147,955
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	859	861,086
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	546	554,221
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	1,264	1,269,181
Crestwood Holdings, LLC
Term Loan, 9.00%, Maturing June 19, 2019	844	829,141
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	210	166,036
Energy Transfer Equity L.P.
Term Loan, 3.39%, Maturing December 2, 2019	1,025	1,026,922
Term Loan, 4.14%, Maturing December 2, 2019	256	257,126
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing October 1, 2018	636	607,141
Term Loan, 8.00%, Maturing August 31, 2020	125	120,000
Term Loan, 8.38%, Maturing September 30, 2020	165	142,903
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	260	185,753
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	234	190,415
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	3,415	3,314,553
Paragon Offshore Finance Company
Term Loan, 5.50%, Maturing July 18, 2021	642	237,494
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(5)	1,425	349,125
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	2,303	1,592,674
Sheridan Investment Partners II L.P.
Term Loan, 4.44%, Maturing December 16, 2020	22	17,968
Term Loan, 4.44%, Maturing December 16, 2020	59	48,179
Term Loan, 4.44%, Maturing December 16, 2020	428	346,345
Sheridan Production Partners I, LLC
Term Loan, 4.45%, Maturing October 1, 2019	71	62,112
Term Loan, 4.45%, Maturing October 1, 2019	536	468,744
Term Loan, 4.50%, Maturing October 1, 2019	43	37,939
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	488	386,750
Southcross Holdings Borrower L.P.
Term Loan, 9.00%, (3.50% Cash, 5.50% PIK), Maturing April 13, 2023	41	31,761

		$14,251,524

15	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing — 1.4%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020	$236	$130,012
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	799	806,498
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	3,725	3,263,898
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	2,104	2,098,677
LSC Communications, Inc.
Term Loan, 7.00%, Maturing September 30, 2022	798	805,475
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	370	367,263
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	490	492,587
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	850	851,370

		$8,815,780

Radio and Television — 2.8%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	$307	$290,616
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	318	293,728
CBS Radio, Inc.
Term Loan, 4.50%, Maturing October 17, 2023	838	848,203
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	2,609	1,717,600
Entercom Radio, LLC
Term Loan, 4.52%, Maturing November 1, 2023	700	709,012
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	1,854	1,854,479
Gray Television, Inc.
Term Loan, 3.94%, Maturing June 13, 2021	156	157,614
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022	366	363,350
iHeartCommunications, Inc.
Term Loan, 7.52%, Maturing January 30, 2019	453	369,469
Term Loan, 8.27%, Maturing July 30, 2019	146	119,799
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	774	774,975
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	1,352	1,366,380

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020	$1,533	$1,549,496
Raycom TV Broadcasting, LLC
Term Loan, 3.77%, Maturing August 4, 2021	427	425,879
Sinclair Television Group, Inc.
Term Loan, Maturing January 31, 2024(4)	1,225	1,228,828
Townsquare Media, Inc.
Term Loan, 4.25%, Maturing April 1, 2022	2,143	2,143,771
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020	481	483,496
Term Loan, 4.00%, Maturing March 1, 2020	2,696	2,712,085

		$17,408,780

Retailers (Except Food and Drug) — 4.0%
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020	$1,475	$1,472,309
Term Loan, 5.97%, Maturing December 16, 2023	900	893,330
CDW, LLC
Term Loan, 3.25%, Maturing August 4, 2023	2,125	2,140,170
Coinamatic Canada, Inc.
Term Loan, 4.25%, Maturing May 14, 2022	103	103,569
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019	1,591	1,408,379
Dollar Tree, Inc.
Term Loan, 3.25%, Maturing July 6, 2022	450	454,484
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019	954	884,548
Harbor Freight Tools USA, Inc.
Term Loan, 3.89%, Maturing August 19, 2023	1,746	1,769,763
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021	1,951	1,103,300
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021	559	559,291
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 27, 2023	3,888	3,932,252
Neiman Marcus Group Ltd., Inc.
Term Loan, 4.25%, Maturing October 25, 2020	1,651	1,444,704
Party City Holdings, Inc.
Term Loan, 4.21%, Maturing August 19, 2022	1,552	1,564,648
PetSmart, Inc.
Term Loan, 4.00%, Maturing March 11, 2022	3,350	3,366,676
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021	1,118	1,079,232

16	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021	$341	$319,069
Pilot Travel Centers, LLC
Term Loan, 3.52%, Maturing May 25, 2023	1,044	1,053,404
Rent-A-Center, Inc.
Term Loan, 3.91%, Maturing March 19, 2021	298	284,202
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019	924	905,976
Vivid Seats Ltd.
Term Loan, 6.75%, Maturing October 7, 2022	625	622,656

		$25,361,962

Steel — 0.8%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019	$1,835	$1,840,879
Neenah Foundry Company
Term Loan, 7.75%, Maturing April 26, 2019	581	577,845
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)	15	670
Zekelman Industries, Inc.
Term Loan, 6.00%, Maturing June 14, 2021	2,763	2,797,197

		$5,216,591

Surface Transport — 0.3%
Hertz Corporation (The)
Term Loan, 3.50%, Maturing June 30, 2023	$697	$699,547
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(2)	26	26,571
Term Loan, 4.00%, Maturing July 31, 2022	116	116,232
Term Loan, 4.00%, Maturing July 31, 2022	377	378,510
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	997	868,473

		$2,089,333

Telecommunications — 2.4%
Ciena Corporation
Term Loan, 3.75%, Maturing July 15, 2019	$2,444	$2,459,023
Consolidated Communications, Inc.
Term Loan, 4.00%, Maturing October 4, 2023	749	755,167
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	4,750	4,606,650
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	1,130	1,083,268

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	$448	$454,008
Radiate Holdco, LLC
Term Loan, Maturing December 2, 2023(4)	500	503,698
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	640	562,973
Term Loan, 4.00%, Maturing April 23, 2019	844	743,124
Telesat Canada
Term Loan, 4.50%, Maturing November 17, 2023	3,367	3,425,477
Windstream Corporation
Term Loan, 3.50%, Maturing August 8, 2019	431	431,852

		$15,025,240

Utilities — 2.2%
Calpine Construction Finance Company L.P.
Term Loan, 3.27%, Maturing January 31, 2022	$581	$580,872
Calpine Corporation
Term Loan, 3.75%, Maturing May 27, 2022	4,970	4,997,956
Term Loan, 2.52%, Maturing January 15, 2024	600	601,125
Dayton Power & Light Company (The)
Term Loan, 4.01%, Maturing August 24, 2022	375	381,445
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	553	555,642
Energy Future Intermediate Holding Co., LLC
DIP Loan, 4.25%, Maturing June 30, 2017	1,125	1,133,719
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	78	78,343
Term Loan, 5.00%, Maturing December 19, 2021	1,737	1,744,912
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 19, 2022	121	117,185
Lightstone Generation, LLC
Term Loan, Maturing November 22, 2023(4)	98	99,293
Term Loan, Maturing November 22, 2023(4)	1,027	1,042,582
Lonestar Generation, LLC
Term Loan, 5.47%, Maturing February 22, 2021	885	844,820
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	1,157	1,025,724
TPF II Power, LLC
Term Loan, 5.00%, Maturing October 2, 2021	909	918,035

		$14,121,653

Total Senior Floating-Rate Loans (identified cost $561,563,879)		$556,845,856

17	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Corporate Bonds & Notes — 2.1%

Security	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.0%(6)
First Data Corp.
6.75%, 11/1/20(7)	$120	$124,749

		$124,749

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20	$2,975	$2,647,750

		$2,647,750

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20	$1,925	$1,987,562
4.38%, 7/15/21(7)(8)	650	666,250

		$2,653,812

Electronics / Electrical — 0.2%
Western Digital Corp.
7.375%, 4/1/23(7)	$950	$1,047,375

		$1,047,375

Health Care — 0.3%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18	$1,050	$1,031,730
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(7)	875	877,188

		$1,908,918

Industrial Equipment — 0.0%
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(5)(9)	$26	$0

		$0

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(5)	$1,107	$1,161,866
9.00%, 2/15/20(5)	615	640,849

		$1,802,715

Security	Principal Amount (000’s omitted)	Value

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19	$181	$148,646
Univision Communications, Inc.
6.75%, 9/15/22(7)	384	404,640

		$553,286

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(7)	$800	$686,000

		$686,000

Telecommunications — 0.1%
Wind Acquisition Finance S.A.
6.50%, 4/30/20(7)	$250	$260,625

		$260,625

Utilities — 0.2%
Calpine Corp.
7.875%, 1/15/23(7)	$667	$697,849
5.25%, 6/1/26(7)	700	693,000

		$1,390,849

Total Corporate Bonds & Notes (identified cost $13,177,101)		$13,076,079

Common Stocks — 0.9%

Security	Shares	Value

Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(9)(10)	24	$401,526

		$401,526

Automotive — 0.1%
Dayco Products, LLC(9)(10)	15,250	$388,875

		$388,875

Business Equipment and Services — 0.0%(6)
Education Management Corp.(3)(9)(10)	2,351,823	$1,646
RCS Capital Corp.(3)(9)(10)	18,158	263,291

		$264,937

18	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Health Care — 0.0%(6)
New Millennium Holdco, Inc.(9)(10)	13,578	$24,893

		$24,893

Lodging and Casinos — 0.4%
Affinity Gaming, LLC(9)(10)	41,797	$731,449
Tropicana Entertainment, Inc.(9)(10)	71,982	2,184,654

		$2,916,103

Oil and Gas — 0.0%(6)
Southcross Holdings Group, LLC(3)(9)(10)	44	$0
Southcross Holdings L.P., Class A(9)(10)	44	16,133

		$16,133

Publishing — 0.3%
ION Media Networks, Inc.(3)(9)	399	$159,321
MediaNews Group, Inc.(3)(9)(10)	45,600	1,630,660
Nelson Education, Ltd.(3)(9)(10)	38,210	0

		$1,789,981

Total Common Stocks (identified cost $2,717,258)		$5,802,448

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value

Business Equipment and Services — 0.0%(6)
Education Management Corp., Series A-1, 7.50%(3)(9)(10)	2,617	$733

Total Convertible Preferred Stocks (identified cost $184,700)		$733

Total Investments — 91.4% (identified cost $577,642,938)		$575,725,116

Less Unfunded Loan Commitments — (0.0)%(6)		$(145,782)

Net Investments — 91.4% (identified cost $577,497,156)		$575,579,334

Other Assets, Less Liabilities — 8.6%		$53,904,149

Net Assets — 100.0%		$629,483,483

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1F for description.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	This Senior Loan will settle after December 31, 2016, at which time the interest rate will be determined.

(5)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $5,457,676 or 0.9% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2016.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

Abbreviations:

DIP	–	Debtor in Possession
PIK	–	Payment In Kind

19	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investments, at value (identified cost, $577,497,156)	$575,579,334
Cash	74,542,177
Interest receivable	1,781,893
Receivable for investments sold	476,048
Receivable for Fund shares sold	961,237
Prepaid expenses	22,627
Total assets	$653,363,316

Liabilities
Payable for investments purchased	$22,794,972
Payable for Fund shares redeemed	236,019
Payable to affiliates:
Investment adviser fee	299,103
Distribution fees	129,511
Trustees’ fees	7,198
Payable for shareholder servicing fees	197,111
Accrued expenses	215,919
Total liabilities	$23,879,833
Net Assets	$629,483,483

Sources of Net Assets
Paid-in capital	$633,902,063
Accumulated net realized loss	(6,382,407)
Accumulated undistributed net investment income	3,881,649
Net unrealized depreciation	(1,917,822)
Total	$629,483,483

Initial Class Shares
Net Assets	$626,950,029
Shares Outstanding	67,678,249
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.26

ADV Class Shares
Net Assets	$2,532,425
Shares Outstanding	273,152
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.27

Institutional Class Shares
Net Assets	$1,029
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.27

20	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Interest and other income	$26,276,673
Dividends	54,421
Total investment income	$26,331,094

Expenses
Investment adviser fee	$3,241,888
Distribution fees
Initial Class	1,403,398
Shareholder servicing fees
Initial Class	1,321,685
ADV Class	5,759
Trustees’ fees and expenses	28,394
Custodian fee	215,159
Transfer and dividend disbursing agent fees	11,953
Legal and accounting services	253,210
Printing and postage	7,267
Interest expense and fees	159,860
Miscellaneous	33,538
Total expenses	$6,682,111

Net investment income	$19,648,983

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(2,224,492)
Net realized loss	$(2,224,492)
Change in unrealized appreciation (depreciation) —
Investments	$31,042,559
Net change in unrealized appreciation (depreciation)	$31,042,559

Net realized and unrealized gain	$28,818,067

Net increase in net assets from operations	$48,467,050

21	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$19,648,983	$19,131,019
Net realized loss from investment transactions	(2,224,492)	(3,858,872)
Net change in unrealized appreciation (depreciation) from investments	31,042,559	(19,291,671)
Net increase (decrease) in net assets from operations	$48,467,050	$(4,019,524)
Distributions to shareholders —
From net investment income
Initial Class	$(19,557,087)	$(19,091,471)
ADV Class	(91,360)	(40,067)
Institutional Class	(27)	—
Total distributions to shareholders	$(19,648,474)	$(19,131,538)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$215,567,063	$130,670,264
ADV Class	208,394	2,038,342
Institutional Class	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	19,557,087	19,091,471
ADV Class	91,322	40,067
Cost of shares redeemed
Initial Class	(170,971,111)	(218,227,607)
ADV Class	(303,041)	(199,915)
Net increase (decrease) in net assets from Fund share transactions	$64,150,714	$(66,587,378)

Net increase (decrease) in net assets	$92,969,290	$(89,738,440)

Net Assets
At beginning of year	$536,514,193	$626,252,633
At end of year	$629,483,483	$536,514,193

Accumulated undistributed net investment income included in net assets
At end of year	$3,881,649	$3,881,140

22	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Financial Highlights

	Initial Class
	Year Ended December 31,
	2016	2015		2014		2013		2012
Net asset value — Beginning of year	$8.800	$9.190		$9.430		$9.460		$9.300

Income (Loss) From Operations
Net investment income(1)	$0.314	$0.306		$0.295		$0.327		$0.396
Net realized and unrealized gain (loss)	0.460	(0.390)		(0.240)		0.031		0.270

Total income (loss) from operations	$0.774	$(0.084)		$0.055		$0.358		$0.666

Less Distributions
From net investment income	$(0.314)	$(0.306)		$(0.295)		$(0.332)		$(0.396)
From net realized gain	—	—		—		(0.056)		(0.110)

Total distributions	$(0.314)	$(0.306)		$(0.295)		$(0.388)		$(0.506)

Net asset value — End of year	$9.260	$8.800		$9.190		$9.430		$9.460

Total Return(2)	8.95%	(0.99)%		0.57%		3.85%		7.33%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$626,950	$534,104		$625,638		$585,888		$419,898
Ratios (as a percentage of average daily net assets):
Expenses	1.18%	1.16	%(3)	1.15	%(3)	1.15	%(4)	1.16	%(3)
Net investment income	3.48%	3.34%		3.15%		3.45%		4.21%
Portfolio Turnover	44%	19%		29%		38%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Expenses after custodian fee reduction were 1.14%.

23	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Financial Highlights — continued

	ADV Class
	Year Ended December 31,			Period Ended December 31, 2014(1)
	2016	2015
Net asset value — Beginning of period	$8.810	$9.190		$9.400

Income (Loss) From Operations
Net investment income(2)	$0.337	$0.328		$0.234
Net realized and unrealized gain (loss)	0.460	(0.379)		(0.216)

Total income (loss) from operations	$0.797	$(0.051)		$0.018

Less Distributions
From net investment income	$(0.337)	$(0.329)		$(0.228)

Total distributions	$(0.337)	$(0.329)		$(0.228)

Net asset value — End of period	$9.270	$8.810		$9.190

Total Return(3)	9.21%	(0.63)%		0.18	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,532	$2,410		$615
Ratios (as a percentage of average daily net assets):
Expenses	0.94%	0.91	%(5)	0.90	%(5)(6)
Net investment income	3.73%	3.62%		3.52	%(6)
Portfolio Turnover	44%	19%		29	%(7)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	For the year ended December 31, 2014.

24	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Financial Highlights — continued

	Institutional Class
	Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$9.010

Income (Loss) From Operations
Net investment income(2)	$0.240
Net realized and unrealized gain	0.266

Total income from operations	$0.506

Less Distributions
From net investment income	$(0.246)

Total distributions	$(0.246)

Net asset value — End of period	$9.270

Total Return(3)	5.68	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses	0.69	%(5)
Net investment income	3.95	%(5)
Portfolio Turnover	44	%(6)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	For the year ended December 31, 2016.

25	See Notes to Financial Statements.

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

26

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Notes to Financial Statements — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At December 31, 2016, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$19,648,474	$19,131,538

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$3,881,649
Deferred capital losses	$(5,886,814)
Net unrealized depreciation	$(2,413,415)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to wash sales.

27

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Notes to Financial Statements — continued

At December 31, 2016, the Fund, for federal income tax purposes, had deferred capital losses of $5,886,814 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2016, $5,886,814 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$577,992,749

Gross unrealized appreciation	$9,543,368
Gross unrealized depreciation	(11,956,783)

Net unrealized depreciation	$(2,413,415)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.575% of the Fund’s average daily net assets up to $1 billion, 0.525% of average daily net assets from $1 billion but less than $2 billion, and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended December 31, 2016, the investment adviser fee amounted to $3,241,888 or 0.575% of the Fund’s average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $1,403,398. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2016, shareholder servicing fees were equivalent to 0.24% per annum of each class’ average daily net assets and amounted to $1,321,685 and $5,759 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $282,213,148 and $237,632,512, respectively, for the year ended December 31, 2016.

28

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Initial Class	2016	2015

Sales	23,913,225	14,260,919
Issued to shareholders electing to receive payments of distributions in Fund shares	2,165,577	2,088,997
Redemptions	(19,073,370)	(23,774,003)

Net increase (decrease)	7,005,432	(7,424,087)

	Year Ended December 31,
ADV Class	2016	2015

Sales	23,091	224,168
Issued to shareholders electing to receive payments of distributions in Fund shares	10,109	4,426
Redemptions	(33,574)	(21,918)

Net increase (decrease)	(374)	206,676

Institutional Class		Period Ended December 31, 2016(1)

Sales		111

Net increase		111

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

At December 31, 2016, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 77.6%.

8  Line of Credit

The Fund participates with other portfolios managed by EVM and its affiliates in a $900 million ($1.175 billion prior to March 14, 2016) unsecured line of credit agreement (Agreement) with a group of banks, which is in effect through March 13, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above a prime rate, the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% (0.10% prior to March 14, 2016) on the daily unused portion of the line of credit is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense is approximately $77,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings during the year ended December 31, 2016.

9  Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

29

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$555,750,223	$949,851	$556,700,074
Corporate Bonds & Notes	—	13,076,079	0	13,076,079
Common Stocks	2,184,654	1,161,350	2,456,444	5,802,448
Convertible Preferred Stocks	—	—	733	733

Total Investments	$2,184,654	$569,987,652	$3,407,028	$575,579,334

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2016 is not presented. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

11  Legal Proceedings

In May 2015, the Fund was served with an amended complaint filed in an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York. The adversary proceeding was filed by the Motors Liquidation Company Avoidance Action Trust (“AAT”) against the former holders of a $1.5 billion term loan issued by General Motors Corp. (“GM”) in 2006 (the “Term Loan Lenders”) who received a full repayment of the term loan pursuant to a court order in the GM bankruptcy proceeding. The court order was made with the understanding that the term loan was fully secured at the time of GM’s bankruptcy filing in June 2009. The AAT is seeking (1) a determination from the Bankruptcy Court that the security interest held by the Term Loan Lenders was not perfected at the time GM filed for Chapter 11 Bankruptcy protection and thus the Term Loan Lenders should have been treated in the same manner as GM’s unsecured creditors, (2) disgorgement of any interest payments made to the Term Loan Lenders within ninety days of GM’s filing for Chapter 11 Bankruptcy protection, and (3) disgorgement of the $1.5 billion term loan repayment that was made to the Term Loan Lenders. The value of the payment received under the term loan agreement by the Fund is approximately $5,763,000 (equal to 0.92% of net assets at December 31, 2016). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

30

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Floating-Rate Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Floating-Rate Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of December 31, 2016, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance VT Floating-Rate Income Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 17, 2017

31

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

32

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

33

Eaton Vance

VT Floating-Rate Income Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1939    12.31.16

Eaton Vance

VT Large-Cap Value Fund

Annual Report

December 31, 2016

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of the Fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report December 31, 2016

Eaton Vance

VT Large-Cap Value Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	21

Federal Tax Information	22

Management and Organization	23

Important Notices	26

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock markets rose in the 12-month period ended December 31, 2016, as the nation’s economy continued to strengthen and the outcome of the U.S. presidential election gave stocks a late-period boost.

U.S. stocks as well as international markets opened the period on the downside amid worries about falling oil prices, declining interest rates and slowing global growth, particularly in China. The pullback began in early January 2016 and continued into mid-February, when stocks turned around and soon overcame the earlier losses. Coinciding with the move was a reversal in crude oil prices, which rose following a prolonged decline.

In June 2016, U.S. stocks plunged along with international markets following Britain’s “Brexit” vote to leave the European Union. However, equity markets, led by the U.S., quickly rallied from the two-day tailspin and recovered the lost ground. Helped by stronger U.S. economic indicators, major U.S. stock indexes reached multiple record highs during July and August 2016.

U.S. equity markets retreated in late August 2016 amid falling oil prices and fears about a possible interest rate increase. The U.S. Federal Reserve’s (the Fed’s) decision at its September 2016 meeting to leave rates unchanged, along with an agreement by the Organization of the Petroleum Exporting Countries (OPEC) to curb oil production, sent stocks briefly higher. In November 2016, stocks rallied sharply following the victory of Donald Trump in the U.S. presidential election. The broad-based “Trump Bump” was led by financial stocks as well as the aerospace & defense industry. Financial stocks got another boost in mid-December 2016 when the Fed raised its benchmark interest rate amid stronger economic growth reports.

For the 12-month period, the blue-chip Dow Jones Industrial Average2 advanced 16.50%, while the broader U.S. equity market, as represented by the S&P 500 Index, returned 11.96%. The technology-laden NASDAQ Composite Index delivered an 8.87% gain. Small-cap U.S. stocks, as measured by the Russell 2000® Index outperformed their large-cap counterparts, as measured by the S&P 500 Index during the period. Value stocks as a group outpaced growth stocks in both the large- and small-cap categories, as measured by the Russell value and growth indexes.

Fund Performance

For the 12-month period ended December 31, 2016, Eaton Vance VT Large-Cap Value Fund (the Fund) Initial Class shares had a total return of 9.07% at net asset value (NAV), underperforming the Fund’s benchmark, the Russell 1000® Value Index (the Index), which returned 17.34% for the same period.

Stock selection and an underweight in the financials sector, stock selection and an overweight in the health care sector, and stock selection in the information technology sector all detracted from Fund performance relative to the Index. Within financials, the Fund’s out-of-Index holding in financial services giant Credit Suisse Group AG declined in value. A difficult global environment for Credit Suisse’s securities trading business hindered the firm’s efforts to restructure itself and led to concerns it might need to raise additional capital. Also in financials, the Fund’s overweight position, relative to the Index, in Invesco, Ltd. declined in price. The asset management firm delivered disappointing earnings as a result of inconsistent flows into its mutual funds and a shift by its clients toward passively managed products, which generated less profit than actively managed investments.

The Fund’s out-of-Index holding in Teva Pharmaceutical Industries, Ltd. ADR and overweight position in drug maker Allergan PLC detracted from performance versus the Index in the health care sector. Both stocks were hurt by headline news about high drug prices, which raised concerns during an election year that a new administration might press for increased scrutiny of drug prices. Disappointing sales of two of its key drugs, Restasis and Namenda, put Allergan’s stock under additional pressure. Within information technology, the Fund’s out-of-Index position in Alphabet, Inc., parent company of Google, detracted from relative Fund performance. Alphabet’s stock underperformed the Index on concerns the company’s growth rate was moderating, as well as a general post-election market rotation that hurt technology stocks and favored the energy, industrials and financials sectors. The Fund sold Invesco and Teva during the period.

In contrast, underweighting the consumer discretionary and telecommunication services sectors aided Fund performance versus the Index. In consumer discretionary, avoiding auto makers, Ford Motor Co. and General Motors Co., two Index components that performed poorly during the period, contributed to performance versus the Index. Both stocks were hurt by concerns that sales volumes for the auto industry might have peaked during the period and could decline going forward, especially in a rising interest rate environment. Elsewhere in consumer discretionary, the Fund purchased an out-of-Index holding in apparel maker Michael Kors Holdings, Ltd. after the stock had declined sharply, and then profited when the market’s view appeared to change and the stock price bounced back. In telecommunication services, the Fund’s overweight position in Verizon Communications, Inc., a dividend-paying stock, rose in value as investors sought out income during the low-rate environment that existed for much of the period. Verizon stock also benefited from the perception that firms doing most of their business in the U.S. might see lower tax rates under a new U.S. administration. The Fund sold Michael Kors Holdings during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

2

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Performance2,3

Portfolio Managers Edward J. Perkin, CFA and John D. Crowley

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Initial Class at NAV	03/30/2007	03/30/2007	9.07%	12.80%	5.07%
ADV Class at NAV	04/15/2014	03/30/2007	9.23	12.97	5.16
Institutional Class at NAV	05/02/2016	03/30/2007	9.47	13.02	5.18
Russell 1000® Value Index	—	—	17.34%	14.78%	5.73%

% Total Annual Operating Expense Ratios[4]			Initial Class	ADV Class	Institutional Class
Gross			2.99%	2.74%	2.49%
Net			1.20	0.95	0.70

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Initial Class of the Fund for the period indicated.

For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
ADV Class	$10,000	03/30/2007	$16,342	N.A.
Institutional Class	$10,000	03/30/2007	$16,378	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted.

3

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	4.6%

Wells Fargo & Co.	4.2

General Electric Co.	3.8

Johnson & Johnson	3.6

Verizon Communications, Inc.	3.5

Chevron Corp.	3.5

Pfizer, Inc.	2.7

Chubb, Ltd.	2.4

NextEra Energy, Inc.	2.3

Intel Corp.	2.3

Total	32.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges. Large redemptions from the Fund on 3/31/14 and 9/30/10 positively impacted Fund performance for the five years and since inception periods.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/1/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

On December 13, 2016, the Board of Trustees of Eaton Vance Variable Trust voted to liquidate the Fund. It is anticipated that the Fund will be liquidated on or about April 30, 2017.

5

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Fund Expenses

Example:  As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 – December 31, 2016).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and to qualified pension and retirement plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts. In addition, if these expenses and charges imposed under the variable contracts were included, your costs would be higher.

	Beginning Account Value (7/1/16)	Ending Account Value (12/31/16)	Expenses Paid During Period* (7/1/16 – 12/31/16)		Annualized Expense Ratio

Actual
Initial Class	$1,000.00	$1,076.60	$6.26	**	1.20%
ADV Class	$1,000.00	$1,076.80	$4.96	**	0.95%
Institutional Class	$1,000.00	$1,079.20	$3.66	**	0.70%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.10	$6.09	**	1.20%
ADV Class	$1,000.00	$1,020.40	$4.82	**	0.95%
Institutional Class	$1,000.00	$1,021.60	$3.56	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2016. Expenses shown do not include insurance-related charges.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Portfolio of Investments

Common Stocks — 100.3%

Security	Shares	Value

Aerospace & Defense — 1.3%
United Technologies Corp.	686	$75,199

		$75,199

Air Freight & Logistics — 1.9%
C.H. Robinson Worldwide, Inc.	1,442	$105,641

		$105,641

Auto Components — 1.5%
Goodyear Tire & Rubber Co. (The)	2,718	$83,905

		$83,905

Banks — 11.8%
JPMorgan Chase & Co.	3,012	$259,905
KeyCorp	4,951	90,455
U.S. Bancorp	1,483	76,182
Wells Fargo & Co.	4,295	236,697

		$663,239

Biotechnology — 0.4%
Biogen, Inc.(1)	85	$24,104

		$24,104

Capital Markets — 5.9%
Charles Schwab Corp. (The)	1,588	$62,678
Credit Suisse Group AG	3,534	50,505
Credit Suisse Group AG(2)	299	4,273
E*TRADE Financial Corp.(1)	2,200	76,230
Goldman Sachs Group, Inc. (The)	365	87,399
Lazard, Ltd., Class A	1,233	50,664

		$331,749

Chemicals — 1.3%
PPG Industries, Inc.	789	$74,766

		$74,766

Containers & Packaging — 0.7%
International Paper Co.	745	$39,530

		$39,530

Security	Shares	Value

Diversified Telecommunication Services — 3.5%
Verizon Communications, Inc.	3,727	$198,947

		$198,947

Electric Utilities — 4.3%
NextEra Energy, Inc.	1,095	$130,808
PG&E Corp.	1,849	112,364

		$243,172

Electrical Equipment — 1.7%
Hubbell, Inc.	810	$94,527

		$94,527

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	482	$25,107

		$25,107

Energy Equipment & Services — 3.8%
Halliburton Co.	1,576	$85,246
Oceaneering International, Inc.	1,399	39,466
Schlumberger, Ltd.	1,052	88,315

		$213,027

Equity Real Estate Investment Trusts (REITs) — 5.0%
Equity Residential	1,153	$74,207
Federal Realty Investment Trust	480	68,213
Public Storage	191	42,689
Simon Property Group, Inc.	554	98,429

		$283,538

Food & Staples Retailing — 1.2%
Kroger Co. (The)	2,033	$70,159

		$70,159

Food Products — 2.1%
General Mills, Inc.	1,071	$66,155
Kellogg Co.	725	53,440

		$119,595

Health Care Equipment & Supplies — 1.1%
Zimmer Biomet Holdings, Inc.	603	$62,230

		$62,230

7	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services — 0.8%
Aetna, Inc.	374	$46,380

		$46,380

Household Durables — 1.2%
Whirlpool Corp.	360	$65,437

		$65,437

Household Products — 0.9%
Procter & Gamble Co. (The)	633	$53,223

		$53,223

Industrial Conglomerates — 3.8%
General Electric Co.	6,812	$215,259

		$215,259

Insurance — 5.1%
Alleghany Corp.(1)	56	$34,055
American Financial Group, Inc.	610	53,753
Chubb, Ltd.	1,008	133,177
WR Berkley Corp.	993	66,044

		$287,029

Internet Software & Services — 3.1%
Alphabet, Inc., Class C(1)	117	$90,303
eBay, Inc.(1)	2,817	83,637

		$173,940

IT Services — 1.6%
Visa, Inc., Class A	1,160	$90,503

		$90,503

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	336	$47,410

		$47,410

Machinery — 2.3%
Caterpillar, Inc.	965	$89,494
Trinity Industries, Inc.	1,337	37,115

		$126,609

Multi-Utilities — 2.1%
Sempra Energy	1,173	$118,051

		$118,051

Security	Shares	Value

Oil, Gas & Consumable Fuels — 10.1%
Anadarko Petroleum Corp.	1,147	$79,980
Chevron Corp.	1,663	195,735
EOG Resources, Inc.	628	63,491
Exxon Mobil Corp.	399	36,014
Occidental Petroleum Corp.	1,707	121,589
Pioneer Natural Resources Co.	411	74,009

		$570,818

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	437	$33,426

		$33,426

Pharmaceuticals — 9.9%
Allergan PLC(1)	402	$84,424
Eli Lilly & Co.	811	59,649
Johnson & Johnson	1,769	203,807
Pfizer, Inc.	4,630	150,382
Zoetis, Inc.	1,087	58,187

		$556,449

Semiconductors & Semiconductor Equipment — 2.8%
Intel Corp.	3,606	$130,790
NXP Semiconductors NV(1)	296	29,011

		$159,801

Specialty Retail — 2.8%
Home Depot, Inc. (The)	685	$91,845
L Brands, Inc.	586	38,582
Sally Beauty Holdings, Inc.(1)	982	25,944

		$156,371

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	1,024	$118,600

		$118,600

8	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Portfolio of Investments — continued

Security	Shares	Value

Tobacco — 2.3%
Altria Group, Inc.	1,913	$129,357

		$129,357

Total Common Stocks (identified cost $4,968,815)		$5,657,098

Total Investments — 100.3% (identified cost $4,968,815)		$5,657,098

Other Assets, Less Liabilities — (0.3)%		$(18,433)

Net Assets — 100.0%		$5,638,665

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

9	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Statement of Assets and Liabilities

Assets	December 31, 2016
Investments, at value (identified cost, $4,968,815)	$5,657,098
Cash	77,722
Dividends receivable	9,033
Tax reclaims receivable	13,850
Receivable from affiliate	5,462
Total assets	$5,763,165

Liabilities
Payable for investments purchased	$1,905
Payable for Fund shares redeemed	65,107
Payable to affiliates:
Investment adviser fee	3,001
Distribution fees	1,200
Trustees’ fees	188
Payable for shareholder servicing fees	782
Accrued expenses	52,317
Total liabilities	$124,500
Net Assets	$5,638,665

Sources of Net Assets
Paid-in capital	$4,916,396
Accumulated net realized loss	(15,968)
Accumulated undistributed net investment income	51,505
Net unrealized appreciation	686,732
Net Assets	$5,638,665

Initial Class Shares
Net Assets	$5,636,843
Shares Outstanding	616,921
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.14

ADV Class Shares
Net Assets	$739
Shares Outstanding	81
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.11

Institutional Class Shares
Net Assets	$1,083
Shares Outstanding	119
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.13

10	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Statement of Operations

Investment Income	Year Ended December 31, 2016
Dividends (net of foreign taxes, $91)	$128,266
Total investment income	$128,266

Expenses
Investment adviser fee	$29,965
Distribution fees
Initial Class	11,983
Shareholder servicing fees
Initial Class	9,535
ADV Class	—	(1)
Trustees’ fees and expenses	749
Custodian fee	31,674
Transfer and dividend disbursing agent fees	11,958
Legal and accounting services	35,757
Printing and postage	4,850
Miscellaneous	5,779
Total expenses	$142,250
Deduct —
Allocation of expenses to affiliate	$84,693
Total expense reductions	$84,693

Net expenses	$57,557

Net investment income	$70,709

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$40,355
Foreign currency transactions	237
Net realized gain	$40,592
Change in unrealized appreciation (depreciation) —
Investments	$342,907
Foreign currency	17
Net change in unrealized appreciation (depreciation)	$342,924

Net realized and unrealized gain	$383,516

Net increase in net assets from operations	$454,225

(1)	Amount is less than $1.

11	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2016	2015
From operations —
Net investment income	$70,709	$56,146
Net realized gain from investment and foreign currency transactions	40,592	597,551
Net change in unrealized appreciation (depreciation) from investments and foreign currency	342,924	(685,218)
Net increase (decrease) in net assets from operations	$454,225	$(31,521)
Distributions to shareholders —
From net investment income
Initial Class	$—	$(19,808)
ADV Class	—	(14)
From net realized gain
Initial Class	—	(1,707,760)
ADV Class	—	(395)
Total distributions to shareholders	$—	$(1,727,977)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Initial Class	$2,373,773	$1,854,519
Institutional Class	1,000	—
Net asset value of shares issued to shareholders in payment of distributions declared
Initial Class	—	1,727,568
Cost of shares redeemed
Initial Class	(1,887,460)	(3,659,956)
Net increase (decrease) in net assets from Fund share transactions	$487,313	$(77,869)

Net increase (decrease) in net assets	$941,538	$(1,837,367)

Net Assets
At beginning of year	$4,697,127	$6,534,494
At end of year	$5,638,665	$4,697,127

Accumulated undistributed net investment income included in net assets
At end of year	$51,505	$—

12	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Financial Highlights

	Initial Class
	Year Ended December 31,
	2016	2015	2014	2013		2012
Net asset value — Beginning of year	$8.380	$13.230	$11.790	$9.240		$8.140

Income (Loss) From Operations
Net investment income	$0.125 (1)	$0.111 (1)	$0.118 (1)	$0.101		$0.129
Net realized and unrealized gain (loss)	0.635	(0.033)	1.580	2.551		1.101

Total income from operations	$0.760	$0.078	$1.698	$2.652		$1.230

Less Distributions
From net investment income	$—	$(0.057)	$—	$(0.101)		$(0.130)
From net realized gain	—	(4.871)	(0.258)	(0.001)		—
Tax return of capital	—	—	—	—		(0.000	)(2)

Total distributions	$—	$(4.928)	$(0.258)	$(0.102)		$(0.130)

Net asset value — End of year	$9.140	$8.380	$13.230	$11.790		$9.240

Total Return(3)(4)	9.07%	(1.23)%	14.43%	28.74	%(5)	15.12%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,637	$4,696	$6,533	$49,193		$49,002
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	1.20%	1.24%	1.30%	1.30%		1.30%
Net investment income	1.47%	1.10%	0.97%	0.88%		1.25%
Portfolio Turnover	93%	106%	57%	63%		39%

(1)	Computed using average shares outstanding.

(2)	Amount is less than $(0.0005).

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser reimbursed certain operating expenses (equal to 1.77%, 1.68%, 0.42%, 0.01% and 0.01% of average daily net assets for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended December 31, 2013, the Fund received a payment made by an affiliate for a trading error which amounted to $0.02 per share. Had the Fund not received this payment, total return would have been lower by 0.21%.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

13	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Financial Highlights — continued

	ADV Class
	Year Ended December 31,		Period Ended December 31, 2014(1)
	2016	2015
Net asset value — Beginning of period	$8.340	$13.270	$12.320

Income (Loss) From Operations
Net investment income(2)	$0.146	$0.140	$0.101
Net realized and unrealized gain (loss)	0.624	(0.021)	1.107

Total income from operations	$0.770	$0.119	$1.208

Less Distributions
From net investment income	$—	$(0.178)	$—
From net realized gain	—	(4.871)	(0.258)

Total distributions	$—	$(5.049)	$(0.258)

Net asset value — End of period	$9.110	$8.340	$13.270

Total Return(3)(4)	9.23%	(0.89)%	9.83	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1	$1	$1
Ratios (as a percentage of average daily net assets):
Expenses(4)(6)	0.95%	0.99%	1.05	%(7)
Net investment income	1.73%	1.36%	1.08	%(7)
Portfolio Turnover	93%	106%	57	%(8)

(1)	For the period from commencement of operations on April 15, 2014 to December 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser reimbursed certain operating expenses (equal to 1.77%, 1.68% and 0.42% of average daily net assets for the years ended December 31, 2016 and 2015 and the period ended December 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	For the year ended December 31, 2014.

14	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Financial Highlights — continued

	Institutional Class
	Period Ended December 31, 2016(1)
Net asset value — Beginning of period	$8.430

Income From Operations
Net investment income(2)	$0.117
Net realized and unrealized gain	0.583

Total income from operations	$0.700

Net asset value — End of period	$9.130

Total Return(3)	8.30	%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses	0.70	%(5)(6)
Net investment income	2.04	%(6)
Portfolio Turnover	93	%(7)

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser reimbursed certain operating expenses (equal to 1.77% of average daily net assets for the period ended December 31, 2016). Absent this reimbursement, total return would be lower.

(6)	Annualized.

(7)	For the year ended December 31, 2016.

15	See Notes to Financial Statements.

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance VT Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of December 31, 2016, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net

16

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements — continued

realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended December 31, 2016 and December 31, 2015 was as follows:

	Year Ended December 31,
	2016	2015

Distributions declared from:
Ordinary income	$—	$275,801
Long-term capital gains	$—	$1,452,176

During the year ended December 31, 2016, accumulated net realized loss was decreased by $2,148, accumulated undistributed net investment income was decreased by $19,204 and paid-in capital was increased by $17,056 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for foreign currency gain (loss), distributions from real estate investment trusts and return of capital distributions from securities. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of December 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$51,505
Undistributed long-term capital gains	$34,325
Net unrealized appreciation	$636,439

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are due to wash sales.

17

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,019,108

Gross unrealized appreciation	$689,611
Gross unrealized depreciation	(51,621)

Net unrealized appreciation	$637,990

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the year ended December 31, 2016, the investment adviser fee amounted to $29,965 or 0.625% of the Fund’s average daily net assets. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 0.95% and 0.70% of the Fund’s average daily net assets for Initial Class, ADV Class and Institutional Class, respectively. This agreement may be changed or terminated after May 1, 2017. Pursuant to this agreement, EVM was allocated $84,693 of the Fund’s operating expenses for the year ended December 31, 2016. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the year ended December 31, 2016 amounted to $11,983. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.

Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the year ended December 31, 2016, shareholder servicing fees were equivalent to 0.20% per annum of average daily net assets attributable to Initial Class and ADV Class and amounted to $9,535 and less than $1 for Initial Class and ADV Class, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,093,528 and $4,445,717, respectively, for the year ended December 31, 2016.

18

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended December 31,
Initial Class	2016	2015

Sales	278,353	174,620
Issued to shareholders electing to receive payments of distributions in Fund shares	—	196,092
Redemptions	(221,882)	(304,201)

Net increase	56,471	66,511

Institutional Class	Period Ended December 31, 2016(1)

Sales	119

Net increase	119

(1)	For the period from commencement of operations on May 2, 2016 to December 31, 2016.

There were no transactions in ADV Class shares for the years ended December 31, 2016 and December 31, 2015.

At December 31, 2016, separate accounts of 3 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 94.4%.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2016.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Notes to Financial Statements — continued

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$305,713	$—		$—	$305,713
Consumer Staples	405,760	—		—	405,760
Energy	783,845	—		—	783,845
Financials	1,227,239	54,778		—	1,282,017
Health Care	736,573	—		—	736,573
Industrials	617,235	—		—	617,235
Information Technology	567,951	—		—	567,951
Materials	114,296	—		—	114,296
Real Estate	283,538	—		—	283,538
Telecommunication Services	198,947	—		—	198,947
Utilities	361,223	—		—	361,223

Total Common Stocks	$5,602,320	$54,778	*	$—	$5,657,098

Total Investments	$5,602,320	$54,778		$—	$5,657,098

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the year then ended.

10  Plan of Liquidation and Termination

On December 13, 2016, the Fund’s Trustees approved a Plan of Liquidation and Termination for the Fund. On February 1, 2017, the Fund discontinued all sales of its shares, except shares purchased by separate accounts of insurance companies and qualified pension and retirement plans that have selected the Fund as an investment option prior to February 1, 2017. Effective April 24, 2017, shares of the Fund will no longer be available for purchase or exchange. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated on or about April 30, 2017.

20

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Variable Trust and Shareholders of Eaton Vance VT Large-Cap Value Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance VT Large-Cap Value Fund (the “Fund”) (one of the funds constituting Eaton Vance Variable Trust), including the portfolio of investments, as of December 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance VT Large-Cap Value Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 10 of the financial statements, on December 13, 2016, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding shares are expected to be redeemed and the Fund liquidated by April 30, 2017.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2017

21

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of capital gains dividends.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2016, $41,146 or, if subsequently determined to be different, the net capital gain of such year.

22

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Management and Organization

Fund Management.  The Trustees of Eaton Vance Variable Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “EVMI” refers to Eaton Vance Management (International) Limited and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. EVMI is an indirect, wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD and EVMI. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVMI, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., LLC (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand LLP (now PricewaterhouseCoopers) (a registered public accounting firm) (1987-1997). Mr. Eston has apprised the Board of Trustees that he intends to retire as a Trustee of all Eaton Vance funds effective September 30, 2017.

Directorships in the Last Five Years.(2) None.

Mark R. Fetting(3) 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Consultant, Bain and Company (management consulting firm) (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

23

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Trustee	2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (financial services cooperative) (2002-2006). Consistent with the Trustee retirement policy, Mr. Verni is currently expected to retire as a Trustee of all Eaton Vance funds effective July 1, 2017.

Directorships in the Last Five Years.(2) None.

24

Eaton Vance

VT Large-Cap Value Fund

December 31, 2016

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Scott E. Wennerholm(3) 1959	Trustee	2016

Consultant at GF Parish Group (executive recruiting firm). Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

26

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2990    12.31.16

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief

Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance VT Floating-Rate Income Fund and Eaton Vance VT Large-Cap Value Fund (the “Fund(s)”) are series of Eaton Vance Variable Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and its lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds.

D&T advised the Audit Committee of its conclusion that, in light of the facts surrounding its lending relationships, D&T’s objectivity and impartiality in the planning and conduct of the audits of the Funds financial statements will not be compromised, D&T is in a position to continue as the auditor for the Funds and no actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on the following considerations: (1) Deloitte Entity personnel responsible for managing the lending relationships have had no interactions with the audit engagement team; (2) the lending relationships are in good standing and the principal and interest payments are up-to-date; (3) the lending relationships are not significant to the Deloitte Entities or to D&T.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to the auditor independence issue described above. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. Based on information provided by D&T, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. After giving consideration to the guidance provided in the No-Action Letter, D&T affirmed to the Audit Committee that D&T is an independent accountant with respect to the Funds within the meaning of the rules and standards of the PCAOB and the securities laws and regulations administered by the SEC. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

(a)-(d)

The following table presents the aggregate fees billed to each Fund for the Fund’s fiscal years ended December 31, 2015 and December 31, 2016 by D&T for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance VT Floating-Rate Income Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$65,181	$68,433
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,230	$14,000
All Other Fees(3)	$0	$0

Total	$73,411	$82,433

Eaton Vance VT Large-Cap Value Fund

Fiscal Years Ended	12/31/15	12/31/16
Audit Fees	$25,927	$25,110
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,407	$10,499
All Other Fees(3)	$0	$0

Total	$36,334	$35,609

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

	12/31/15	12/31/16
Audit Fees	$128,137	$93,543
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$41,037	$24,499
All Other Fees(3)	$0	$0

Total	$169,174	$118,042

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	12/31/15	12/31/16
Registrant(1)	$41,037	$24,499
Eaton Vance(2)	$56,434	$46,000

(1)	Includes all of the Series in the Trust.
(2)	The investment adviser to the Funds, as well as any of its affiliates that provide ongoing services to the Funds, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017